UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10113

UBS Juniper Crossover Fund, L.L.C.

(Exact name of registrant as specified in charter)

299 Park Avenue, 29th Floor

New York, NY 10171

(Address of principal executive offices) (Zip code)

James M. Hnilo, Esq.

UBS Alternative and Quantitative Investments LLC

One North Wacker Drive, 32nd Floor

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 525-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

UBS Juniper Crossover Fund, L.L.C.

Schedule of Portfolio Investments

(Unaudited)

March 31, 2012

	INVESTMENTS IN SECURITIES (66.10%)
Shares		Fair Value
	COMMON STOCK (32.07%)
	DRUG DISCOVERY/DRUG DEVELOPMENT (32.07%)
2,888	Acceleron Pharmaceuticals, Inc., Common *,(a)	$3,004
908,510	ChemoCentryx Inc. *	8,996,788

		8,999,792

	TOTAL COMMON STOCK (Cost $4,946,901)	8,999,792

	PREFERRED STOCKS (33.36%)
	DRUG DISCOVERY/DRUG DEVELOPMENT (23.71%)
558,964	Acceleron Pharmaceuticals, Inc., Series B *,(a)	704,296
86,977	Acceleron Pharmaceuticals, Inc., Series C *,(a)	138,293
11,624	Acceleron Pharmaceuticals, Inc., Series D *,(a)	23,713
52,413	Acceleron Pharmaceuticals, Inc., Series E *,(a)	267,830
19,300	Acceleron Pharmaceuticals, Inc., Series F *,(a)	60,602
1,300	superDimension, Ltd., Series B *,(a)	1,865,709
13,016	superDimension, Ltd., Series C-1 *,(a)	201,137
134,026	superDimension, Ltd., Series C-2 *,(a)	2,071,078
14,773	superDimension, Ltd., Series E-1 *,(a)	727,106
12,087	superDimension, Ltd., Series E-2 *,(a)	594,905

		6,654,669

	MEDICAL—BIOMEDICAL/GENETICS (2.09%)
316,091	Macrogenics, Inc., Series A *,(a)	60,057
982,489	Macrogenics, Inc., Series B *,(a)	147,373
1,504,459	Macrogenics, Inc., Series C *,(a)	315,936
121,181	Macrogenics, Inc., Series D *,(a)	63,014

		586,380

	RESEARCH PRODUCT/TECHNOLOGY PLATFORM (7.56%)
827,267	Supernus Pharmaceuticals, Inc., Series A *,(a)	2,121,940

	TOTAL PREFERRED STOCKS (Cost $6,118,461)	9,362,989

	WARRANTS (0.67%)
	DRUG DISCOVERY/DRUG DEVELOPMENT (0.67%)
55,979	Acceleron Pharmaceuticals, Inc., $1.47, 06/10/20 *,(a)	43,104
3,693	superDimension, Ltd., Series E1, $21.43, 06/29/20 *,(a)	79,141
3,022	superDimension, Ltd., Series E2, $21.43, 06/29/20 *,(a)	64,761

		187,006

	MEDICAL—BIOMEDICAL/GENETICS (0.00%)
9,089	Macrogenics, Inc., $0.65, 09/24/18 *,(a)	273

	TOTAL WARRANTS (Cost $—)	187,279

	TOTAL INVESTMENTS IN SECURITIES (Cost $11,065,362)	18,550,060

TOTAL INVESTMENTS IN SECURITIES — 66.10%		18,550,060

OTHER ASSETS IN EXCESS OF OTHER LIABILITIES — 33.90%		9,512,340

TOTAL MEMBERS’ CAPITAL — 100.00%		$28,062,400

UBS Juniper Crossover Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2012

Percentages shown represent a percentage of members’ capital as of March 31, 2012.

*	Non-income producing security.
(a)	Private equity investment valued at fair value. The fair value of private investments amounted to $9,553,272 which represented 34.04% of the members’ capital at March 31, 2012.

The following is a summary of the inputs used in valuing the Fund’s investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. There were no transfers between Level 1 and Level 2 during the period ended March 31, 2012.

ASSETS TABLE

	$8,999,792	$8,999,792	$8,999,792	$8,999,792
Description	Total Fair Value at March 31, 2012	Level 1	Level 2	Level 3
Investments in Securities
Common Stock
Drug Discovery/Drug Development	$8,999,792	$—	$—	$8,999,792

Total Common Stock	8,999,792	—	—	8,999,792

Preferred Stocks
Drug Discovery/Drug Development	6,654,669	—	—	6,654,669
Medical - Biomedical/Genetics	586,380	—	—	586,380
Research Product/Technology Platform	2,121,940	—	—	2,121,940

Total Preferred Stocks	9,362,989	—	—	9,362,989

Warrants
Drug Discovery/Drug Development	187,006	—	—	187,006
Medical - Biomedical/Genetics	273	—	—	273

Total Warrants	187,279	—	—	187,279

Total Investments in Securities	$18,550,060	$—	$—	$18,550,060

Total Assets	$18,550,060	$—	$—	$18,550,060

UBS Juniper Crossover Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2012

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of December 31, 2011	Accrued discounts /premiums	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation	Purchases	Sales	Transfers in and/or out of Level 3	Balance as of March 31, 2012
Investments in Securities
Common Stock
Drug Discovery/Drug Development	$3,004	$—	$—	$—	$—	$—	$8,996,788	$8,999,792

Preferred Stocks
Drug Discovery/Drug Development	13,166,438	—		2,485,019		—	(8,996,788)	6,654,669
Medical – Biomedical/Genetics	586,380	—			—	—	—	586,380
Research Product/Technology Platform	2,121,940	—			—		—	2,121,940

Total Preferred Stocks	15,874,758	—	—	2,485,019	—	—	(8,996,788)	9,362,989

Warrants
Drug Discovery/Drug Development	187,006	—	—		—	—	—	187,006
Medical – Biomedical/Genetics	273	—	—	—	—	—	—	273

Total Warrants	187,279	—	—	—	—	—	—	187,279

Ending Balance	$16,065,041	$—	$—	$2,485,019	$—	$—	$—	$18,550,060

The transfer out of Level 3 Preferred Stocks – Drug Discovery/Drug Development and into Level 3 Common Stock—Drug Discovery/Drug Development of $8,996,788 is due to an initial public offering of ChemoCentryx Inc. on February 8, 2012.

Net change in unrealized appreciation/(depreciation) on Level 3 assets still held as of March 31, 2012 is $2,485,019.

UBS Juniper Crossover Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2012

Portfolio Valuation

The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles (“GAAP”), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various inputs are used in determining the fair value of the Fund’s investments which are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions.)

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. All transfers into and out of Level 3 can be found in the Level 3 reconciliation table within the Schedule of Portfolio Investments.

GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities. Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures about fair value measurements are provided. Fair value measurement disclosure for each class of assets and liabilities requires greater disaggregation than the Fund’s line items in the Statement of Assets, Liabilities and Members’ Capital. The Fund determines the appropriate classes for those disclosures on the basis of the nature and risks of the assets and liabilities and their classification in the fair value hierarchy (i.e., Level 1, Level 2, and Level 3).

For assets and liabilities measured at fair value on a recurring basis during the period, the Fund provides quantitative disclosures about the fair value measurements separately for each class of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by class.

The valuation process is governed by a Valuation Policy and Procedures document (the “Valuation Policy”) which has been approved by the Board of Directors of the Fund. The Valuation Policy governs the valuation of all securities comprising the net asset value of the Fund and defines the valuation principles and pricing conventions for each security type as described below. In addition, the Valuation Policy establishes a valuation committee (the “Valuation Committee”). The Valuation Committee is specifically responsible for the implementation of the Valuation Policy. The Valuation Committee reviews policy exceptions and the implementation of the Valuation Policy. The Valuation Committee will escalate issues to the Board of Directors as required. The Valuation Committee also reviews and approves the specific valuation methodology implemented for new and existing investments in securities of private companies that are held in the Fund. The voting members of the Valuation Committee are non-investment team personnel.

UBS Juniper Crossover Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2012

Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at the average of the final bid and ask prices as of the measurement date.

Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no trade took place, the securities are valued using the average of the final bid and ask prices as of the measurement date.

Private and public securities in the amount of $18,550,060 were fair valued by the Adviser at March 31, 2012 using the methodologies described below. These securities are classified as Level 3 positions in the fair value hierarchy.

When the Fund holds restricted securities of a class that has been sold to the public or PIPEs, fair valuation would often be fair value less a discount to reflect contractual or legal restrictions limiting resale for those securities.

Private securities including warrants are valued pursuant to the Fund’s valuation policy and procedures. In such situations, the Fund’s investments are valued in a manner that the Adviser, following procedures approved by the Valuation Committee, determines best reflects their fair value. At each reporting date, privately held debt and equity securities are valued based on an analysis of various factors including, but not limited to, the portfolio company’s operating performance and financial condition and general market conditions that could impact the valuation. When an external event occurs, such as a purchase transaction, public offering or subsequent equity sale, the pricing indicated by that external event is utilized to corroborate the Fund’s valuation of the debt and equity securities.

The Fund periodically reviews the valuation of its portfolio companies that have not been involved in a qualifying external event to determine if the enterprise value of the portfolio company may have increased or decreased since the last valuation measurement date. The Fund may consider, but is not limited to, industry valuation methods such as price to enterprise value or price to equity ratios, discounted cash flows, valuation comparisons to comparable public companies or other industry benchmarks in its evaluation of the fair value of its investment. The Fund may also utilize a third party specialist to assist in the valuation of such securities. Models such as the Option Pricing Method may be used by the Fund to value certain securities where there have been no recent external events. The Option Pricing Method treats common stock and preferred stock as call options on the total equity value of the company with exercise (or strike) prices based on value thresholds at which the allocation amount the various holders of the company’s securities changes. The equity price used in the model can be based on recent financing rounds or derived using other models.

UBS Juniper Crossover Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2012

The valuation techniques and related significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of March 31, 2012 were as follows:

Type of Investment	Fair Value at March 31, 2012	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in input
Common Shares
	$8,996,788	Discount to listed price	Discount for restriction period	0-10%	Decrease
	$3,004	Option Pricing Method
			Term	2-4 years	Increase
			Volatility	60-90%	Increase
			Weighted Average Recovery Rate	37.2% -100%	Increase
Preferred Shares and Warrants
	$5,603,837	Recent Transaction	N/A	N/A
	$1,824,491	Option Pricing Method
			Term	2-4 years	Increase
			Volatility	60-90%	Increase
			Weighted Average Recovery Rate	37.2% -100%	Increase
	$2,121,940	Hybrid Option Pricing Method and Probability Weighted Expected Return Method
			Term	.25 –2 years	Increase
			Volatility	48.5 –52.3%	Increase
			Revenue Multiple	.7-1.2	Increase
			Discount Rate	60%	Decrease

The valuation process described above represents a good faith approximation of the fair value of an asset and is used where there is no public market or possibly no market at all for the Fund’s securities. The fair value established may differ significantly from the values that would have been used had a ready market for the securities existed and the differences could be material. In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the valuations currently assigned.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	UBS Juniper Crossover Fund, L.L.C.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	May 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	May 21, 2012

By (Signature and Title)*	/s/ Nicholas Vagra
Nicholas Vagra, Principal Accounting Officer

Date	May 23, 2012

*	Print the name and title of each signing officer under his or her signature.